Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2019 and 2018:

		2019		2018
(in thousands)	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	10.19	$320,406	$(216,554)	$448,220	$(310,040)
Developed technology	10.96	766,966	(346,085)	770,955	(561,615)
Customer base, trademarks, and non-compete agreements	11.68	314,638	(213,881)	427,512	(323,024)
	10.95	$1,402,010	$(776,520)	$1,646,687	$(1,194,679)
Unamortized Intangible Assets:
In-process research and development		$6,944		$23,035
Goodwill		2,140,503		2,108,536
		$2,147,447		$2,131,571

The in-process research and development is associated to the acquisition of STAT-Dx as further discussed in Note 5 "Acquisitions and Divestitures". The estimated fair value of acquired in-process research and development projects which have not reached technological feasibility at the date of acquisition are capitalized and subsequently tested for impairment through completion of the development process, at which point the capitalized amounts are amortized over their estimated useful life. If a project is abandoned rather than completed, all capitalized amounts are written-off immediately. During 2019, one development project was completed and, after testing for impairment, $15.9 million of in-process research and development costs were reclassified into developed technology.
Developed technology includes the digital PCR asset from Formulatrix as discussed in Note 5 "Acquisitions and Divestitures" which is being amortized over 10 years.
The changes in intangible assets for the years ended December 31, 2019 and 2018 are as follows:

(in thousands)	2019	2018
Balance at beginning of year	$475,043	$499,318
Additions	286,159	32,159
Additions from acquisitions	36,458	81,200
Amortization	(122,560)	(118,576)
Disposals	—	(4,426)
Impairments	(40,301)	—
Foreign currency translation adjustments	(2,365)	(14,632)
Balance at end of year	$632,434	$475,043

During the year ended December 31, 2019, we recorded an impairment charge of $40.3 million related to the restructuring activities discussed further in Note 6 "Restructuring and Impairments" of which $28.1 million is related to patent and license rights and $12.1 million is related to developed technology. Amortization expense on intangible assets totaled approximately $122.6 million, $118.6 million and $133.8 million, respectively, for the years ended December 31, 2019, 2018 and 2017.
Cash paid for purchases of intangible assets during the year ended December 31, 2019 totaled $156.9 million, of which $11.5 million is related to current year payments for licenses that were accrued as of December 31, 2018 and $0.5 million is related to prepayments recorded in other long-term assets in the accompanying consolidated balance sheet. Intangible asset additions of $286.2 million includes $144.9 million of cash paid during the year ended December 31, 2019, together with $137.8 million of additions that were accrued as of December 31, 2019 and $3.5 million of additions which were previously recorded as prepayments.
Cash paid for intangible assets during the year ended December 31, 2018 totaled $41.0 million of which $11.9 million is related to current year payments for licenses that were accrued as of December 31, 2017 and $3.3 million is related to prepayments recorded in other long-term assets in accompanying consolidated balance sheet. Intangible asset additions of $32.2 million includes $25.8 million of cash paid during the year ended December 31, 2018, together with $4.2 million of additions that were accrued as of December 31, 2018 and $2.2 million of additions which were previously recorded as prepayments.
Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2020	$100,891
2021	$92,512
2022	$78,454
2023	$76,239
2024	$71,910

The changes in goodwill for the years ended December 31, 2019 and 2018 are as follows:

(in thousands)	2019	2018
Balance at beginning of year	$2,108,536	$2,012,904
Business combinations	34,807	142,287
Purchase adjustments	(236)	—
Disposals	(225)	(5,682)
Foreign currency translation adjustments	(2,379)	(40,973)
Balance at end of year	$2,140,503	$2,108,536

The changes in the carrying amount of goodwill during the year ended December 31, 2019 resulted primarily from the acquisition of N-of-One, Inc. and other acquisitions and divestitures discussed in Note 5 "Acquisitions and Divestitures" and changes in foreign currency translation. The changes in goodwill during the year ended December 31, 2018 resulted primarily from the acquisition of STAT-Dx and other acquisitions and divestitures also discussed in Note 5 "Acquisitions and Divestitures".